PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2019
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

6.       PROPERTY, EQUIPMENT AND SOFTWARE, NET

	December 31,	December 31,
	2018	2019
	RMB	RMB
Building	38,464	38,464
Computer and transmission equipment	186,676	168,711
Furniture and office equipment	80,196	75,499
Leasehold improvements	168,487	140,872
Software	48,819	43,348
Total property, equipment and software	522,642	466,894
Accumulated depreciation and amortization	256,640	271,039
Property, equipment and software, net	266,002	195,855

Depreciation and amortization expenses on property, equipment and software for the years ended December 31, 2017, 2018 and 2019 were RMB140,923, RMB147,992 and RMB125,850, respectively.